UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM LIQUID RESERVES

(Formerly known as Western Asset / CitiSM Premium Liquid Reserves)

FORM N-Q
MAY 31, 2010

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $424,932,198

1. Organization and Significant Accounting Policies

Western Asset Premium Liquid Reserves (formerly known as Western Asset / CitiSM Premium Liquid Reserves) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.1% at May 31, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

2. Regulatory Matter

In January 2010, the U.S. Securities and Exchange Commission adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

Schedule of investments (unaudited)	May 31, 2010

LIQUID RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.2%

Bank Notes — 1.6%

Bank of America N.A.	0.557%	10/22/10	$155,000,000	$155,000,281	(a)
Bank of America N.A.	0.557%	1/21/11	75,000,000	75,058,227	(a)
Bank of America N.A.	0.454%	1/27/11	400,000,000	400,000,000	(a)

Total Bank Notes				630,058,508

Certificates of Deposit — 29.7%

Abbey National Treasury Services PLC	0.337%	12/9/10	285,000,000	285,000,000	(a)
ABN Amro Bank NV	0.410%	7/7/10	315,000,000	315,000,000
Australia & New Zealand Banking	0.300%	7/30/10	136,000,000	136,000,000
Bank of Montreal	0.230%	6/3/10	600,000,000	600,000,000
Bank of Montreal	0.270%	7/7/10	305,000,000	305,000,000
Bank of Nova Scotia	0.900%	6/4/10	200,000,000	200,000,000
Bank of Nova Scotia	0.300%	6/11/10	148,000,000	148,000,000
Bank of Nova Scotia	0.300%	7/12/10	220,000,000	220,000,000
Bank of Nova Scotia	0.400%	10/27/10	200,000,000	200,000,000
Bank of Tokyo Mitsubishi	0.300%	7/12/10	285,000,000	285,000,000
Bank of Tokyo Mitsubishi	0.300%	8/18/10	375,000,000	375,000,000
Bank of Tokyo Mitsubishi	0.320%	8/26/10	325,000,000	325,000,000
Barclays Bank PLC	0.649%	1/11/11	250,000,000	250,000,000	(a)
BNP Paribas NY Branch	0.300%	8/18/10	385,000,000	385,000,000
Citibank N.A.	0.300%	6/3/10	550,000,000	550,000,000
Citibank N.A.	0.320%	6/4/10	400,000,000	400,000,000
Credit Suisse NY	0.328%	7/29/10	300,000,000	300,000,000	(a)
Credit Suisse NY	0.300%	1/5/11	100,000,000	100,000,000	(a)
Deutsche Bank AG NY	0.280%	7/26/10	385,000,000	385,000,000
DnB NOR Bank ASA	0.307%	9/10/10	250,000,000	250,000,000	(a)
DnB NOR Bank ASA	0.340%	9/24/10	125,000,000	125,000,000
Intesa San Paolo SPA	0.645%	8/20/10	155,000,000	155,000,000	(a)
Natixis NY	0.650%	10/22/10	500,000,000	500,000,000
Nordea Bank Finland PLC	0.360%	9/30/10	300,000,000	300,010,065
Rabobank Nederland NY	0.305%	8/13/10	275,000,000	275,002,786
Rabobank Nederland NY	0.520%	9/14/10	253,000,000	253,087,439
Rabobank Nederland NY	0.405%	10/22/10	150,000,000	150,002,973
Royal Bank of Canada	0.341%	3/23/11	380,000,000	380,000,000	(a)
Royal Bank of Scotland	0.400%	9/10/10	375,000,000	375,000,000
Royal Bank of Scotland	0.500%	10/7/10	250,000,000	250,000,000
Societe Generale NY	0.311%	9/20/10	300,000,000	300,000,000	(a)
Societe Generale NY	0.647%	5/5/11	150,000,000	150,000,000	(a)
State Street Bank & Trust	0.320%	9/7/10	350,000,000	350,000,000
State Street Bank & Trust	0.400%	10/22/10	145,000,000	145,000,000
Sumitomo Mitsui Banking Corp.	0.410%	8/16/10	200,000,000	200,000,000
Svenska Handelsbanken NY	0.323%	7/23/10	300,000,000	300,002,137	(a)
Svenska Handelsbanken NY	0.345%	9/24/10	200,000,000	200,000,000
Svenska Handelsbanken NY	0.360%	10/8/10	200,000,000	200,000,000
Toronto Dominion Bank NY	0.250%	7/9/10	325,000,000	325,000,000
Toronto Dominion Bank NY	0.400%	10/28/10	100,000,000	100,000,000
Toronto Dominion Bank NY	0.278%	2/4/11	380,000,000	380,000,000	(a)
UBS AG Stamford Branch	0.420%	6/10/10	100,000,000	100,000,000
UBS AG Stamford Branch	0.350%	8/25/10	125,000,000	125,000,000
UBS AG Stamford Branch	0.701%	4/26/11	305,000,000	305,000,000	(a)

Total Certificates of Deposit				11,957,105,400

Certificates of Deposit (Euro) — 4.3%

Credit Agricole SA	0.310%	7/13/10	350,000,000	350,000,000
HSBC Bank PLC	0.300%	8/2/10	375,000,000	375,000,000
ING Bank	0.360%	7/26/10	335,000,000	335,002,554
ING Bank	0.380%	9/10/10	265,000,000	265,007,420
ING Bank	0.425%	9/30/10	200,000,000	200,003,354

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

LIQUID RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Certificates of Deposit (Euro) — continued
National Australia Bank Ltd.	0.380%	8/9/10	$225,000,000	$225,000,000

Total Certificates of Deposit (Euro)				1,750,013,328

Commercial Paper — 27.4%

ANZ National International Ltd.	0.381%	10/6/10	300,000,000	299,597,834	(b)(c)
ANZ National International Ltd.	0.421%	10/25/10	200,000,000	199,659,334	(b)(c)
ANZ National International Ltd.	0.398%	12/3/10	160,000,000	160,000,000	(a)(c)
ASB Finance Ltd.	0.423%	1/25/11	100,000,000	100,000,000	(a)(c)
ASB Finance Ltd.	0.504%	3/30/11	150,000,000	150,000,000	(a)(c)
Banco Bilbao Vicaya	0.351%	6/8/10	200,000,000	199,986,389	(b)(c)
Bank of America Corp.	0.220%	6/1/10	160,000,000	160,000,000	(b)
Barclays U.S. Funding LLC	0.451%	9/23/10	100,000,000	99,857,500	(b)
Barclays U.S. Funding LLC	0.501%	10/15/10	515,000,000	514,027,221	(b)
BNZ International Funding Ltd.	0.300%	7/21/10	99,750,000	99,708,437	(b)(c)
BNZ International Funding Ltd.	0.471%	8/12/10	50,000,000	49,953,000	(b)(c)
BNZ International Funding Ltd.	0.401%	10/6/10	100,000,000	99,858,889	(b)(c)
BNZ International Funding Ltd.	0.431%	10/28/10	200,000,000	199,644,056	(b)(c)
BNZ International Funding Ltd.	0.430%	1/12/11	125,000,000	125,000,000	(a)(c)
BNZ International Funding Ltd.	0.419%	1/19/11	150,000,000	150,000,292	(a)(c)
CBA (Delaware) Finance Inc.	0.300%	6/15/10	100,000,000	99,988,333	(b)
Commerzbank U.S. Finance	0.240%	6/8/10	450,000,000	449,979,000	(b)
Commonwealth Bank of Australia	0.250%	6/30/10	150,000,000	149,969,792	(b)(c)
Commonwealth Bank of Australia	0.295%	9/8/10	75,000,000	74,939,156	(b)(c)
Danske Corp.	0.250%	6/21/10	200,000,000	199,972,222	(b)
Danske Corp.	0.345%	7/7/10	200,000,000	199,931,000	(b)(c)
Deutsche Bank Financial LLC	0.300%	7/21/10	500,000,000	499,791,666	(b)
DnB NOR Bank ASA	0.361%	10/7/10	250,000,000	249,680,000	(b)(c)
DnB NOR Bank ASA	0.451%	4/21/11	300,000,000	300,000,000	(a)(c)
General Electric Capital Corp.	0.210%	6/1/10	100,000,000	100,000,000	(b)
General Electric Capital Corp.	0.230%	6/3/10	200,000,000	199,997,445	(b)
General Electric Capital Corp.	0.230%	6/4/10	350,000,000	349,993,292	(b)
General Electric Capital Corp.	0.290%	7/13/10	350,000,000	349,881,583	(b)
Honeywell International Inc.	0.604%	9/28/10	4,300,000	4,291,472	(b)(c)
Honeywell International Inc.	0.604%	9/29/10	50,000,000	49,900,000	(b)(c)
HSBC USA Inc.	0.350%	7/30/10	108,750,000	108,687,620	(b)
ING U.S. Funding LLC	0.280%	6/3/10	75,000,000	74,998,833	(b)
ING U.S. Funding LLC	0.582%	11/5/10	100,000,000	99,747,055	(b)
Natexis Banques Populaires U.S.	0.381%	8/17/10	375,000,000	374,695,208	(b)
Nordea North America Inc.	0.410%	8/10/10	300,000,000	299,760,833	(b)
Rabobank USA Financial Corp.	0.200%	6/1/10	310,000,000	310,000,000	(b)
Royal Bank of Canada	0.321%	9/30/10	200,000,000	199,784,888	(b)
Santander Central Hispano	0.603%	6/15/10	100,000,000	99,976,667	(b)
Santander Central Hispano	0.331%	8/12/10	100,000,000	99,934,000	(b)
Skandinaviska Enskilda Banken AG	0.300%	6/7/10	325,000,000	324,983,750	(b)(c)
Skandinaviska Enskilda Banken AG	0.400%	8/4/10	500,000,000	499,644,446	(b)(c)
Societe Generale N.A.	0.300%	9/1/10	450,000,000	449,654,999	(b)
State Street Corp.	0.200%	6/1/10	75,000,000	75,000,000	(b)
State Street Corp.	0.230%	6/28/10	150,000,000	149,974,125	(b)
State Street Corp.	0.401%	10/22/10	132,000,000	131,790,267	(b)
Sumitomo Mitsui Banking Corp.	0.220%	6/1/10	150,000,000	150,000,000	(b)(c)
Sumitomo Mitsui Banking Corp.	0.340%	7/29/10	295,000,000	294,838,406	(b)(c)
Sumitomo Mitsui Banking Corp.	0.400%	8/12/10	250,000,000	249,800,000	(b)(c)
Swedish Export Credit	0.351%	9/27/10	200,000,000	199,770,556	(b)
Swedish Export Credit	0.351%	9/29/10	150,000,000	149,825,000	(b)
Swedish Export Credit	0.381%	10/6/10	145,000,000	144,805,620	(b)
Swedish Export Credit	0.381%	10/7/10	250,000,000	249,662,222	(b)
UBS Finance Delaware LLC	0.250%	6/2/10	400,000,000	399,997,222	(b)

Total Commercial Paper				11,022,939,630

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

LIQUID RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Corporate Bonds & Notes — 5.6%

Berkshire Hathaway Finance Corp.	0.594%	1/11/11	$50,000,000	$50,100,085	(a)
Berkshire Hathaway Inc., Senior Notes	0.354%	2/10/11	160,000,000	160,000,000	(a)
Commonwealth Bank of Australia	0.391%	7/1/10	150,000,000	150,000,000	(a)(c)
Commonwealth Bank of Australia	0.321%	5/27/11	100,000,000	100,000,000	(a)(c)
JPMorgan Chase Bank N.A.	0.341%	1/21/11	350,000,000	350,000,000	(a)
Nordea Bank AB	0.475%	7/18/11	300,000,000	300,000,000	(a)(c)
Rabobank Nederland NV	0.436%	6/16/11	225,000,000	225,000,000	(a)(c)
Svenska Handelsbanken AB	0.404%	7/9/11	150,000,000	150,000,000	(a)(c)
Toyota Motor Credit Corp.	0.297%	1/10/11	300,000,000	300,000,000	(a)
Wal-Mart Stores Inc.	5.482%	6/1/11	100,000,000	104,740,000
Westpac Banking Corp.	0.436%	8/13/10	250,000,000	249,994,250	(a)(c)
Westpac Banking Corp.	0.324%	11/26/10	105,000,000	104,982,240	(a)

Total Corporate Bonds & Notes				2,244,816,575

Medium-Term Notes — 1.2%

American Honda Finance Corp.	0.399%	1/11/11	250,000,000	250,000,000	(a)(c)
Westpac Banking Corp.	0.444%	4/19/11	250,000,000	250,200,696	(a)(c)

Total Medium-Term Notes				500,200,696

Supranationals/Sovereigns — 2.0%

European Investment Bank	0.250 - 0.260%	6/3/10	505,000,000	504,992,958	(b)
International Bank for Reconstruction & Development	0.190%	6/2/10	300,000,000	299,998,416	(b)

Total Supranationals/Sovereigns				804,991,374

Time Deposits — 8.4%

Bank of America Grand Cayman	0.100%	6/1/10	204,427,000	204,427,000
Citibank Nassau	0.230%	6/1/10	260,000,000	260,000,000
Danske Bank London	0.320%	6/1/10	500,000,000	500,000,000
DnB NOR Bank ASA	0.220%	6/1/10	275,000,000	275,000,000
ING Bank Amsterdam	0.230%	6/1/10	200,000,000	200,000,000
ING Bank Grand Cayman	0.230%	6/1/10	62,000,000	62,000,000
Lloyds Bank PLC	0.210%	6/1/10	300,000,000	300,000,000
Nordea Bank Sweden	0.210%	6/1/10	275,000,000	275,000,000
Royal Bank of Canada NY	0.150%	6/1/10	217,893,000	217,893,000
Royal Bank of Canada NY	0.180%	6/1/10	400,000,000	400,000,000
Royal Bank of Scotland Cayman	0.220%	6/1/10	250,000,000	250,000,000
State Street Corp.	0.180%	6/1/10	1,000,000	1,000,000
Svenska Handelsbanken Grand Cayman	0.200%	6/1/10	300,000,000	300,000,000
UBS AG Cayman Islands	0.170%	6/1/10	150,000,000	150,000,000

Total Time Deposits				3,395,320,000

U.S. Government Agencies — 9.4%

Federal Farm Credit Bank (FFCB), Notes	0.240%	11/15/10	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.291%	10/7/11	300,000,000	300,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.358%	11/14/11	115,500,000	115,482,908	(a)
Federal Home Loan Bank (FHLB), Notes	0.275%	11/26/10	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB), Notes	0.249%	7/11/11	150,000,000	149,915,238	(a)
Federal Home Loan Bank (FHLB), Notes	0.245%	7/20/11	200,000,000	199,930,742	(a)
Federal Home Loan Bank (FHLB), Notes	0.315%	9/26/11	250,000,000	249,833,188	(a)
Federal Home Loan Bank (FHLB), Notes	0.268%	10/13/11	175,000,000	174,928,291	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	350,000,000	349,965,340	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/2/10	225,000,000	224,961,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.194%	7/12/10	400,000,000	400,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	7/14/10	225,000,000	224,997,920	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

LIQUID RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.232%	9/3/10	$298,000,000	$297,976,937	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.351%	4/1/11	100,000,000	100,094,353	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.254%	5/4/11	120,000,000	120,058,693	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/28/10	168,043,000	167,989,786	(b)
Federal National Mortgage Association (FNMA), Notes	0.297%	8/5/10	155,000,000	154,986,600	(a)
Federal National Mortgage Association (FNMA), Notes	0.302%	5/13/11	150,000,000	149,985,781	(a)
Federal National Mortgage Association (FNMA), Notes	0.299%	9/19/11	200,000,000	199,896,175	(a)

Total U.S. Government Agencies				3,781,003,202

U.S. Treasury Notes — 0.7%

U.S. Treasury Notes	2.000%	9/30/10	300,000,000	301,769,907

Repurchase Agreement — 9.9%

Barclays Capital Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $4,000,088,889; (Fully collateralized by various U.S. government obligations, 1.375% to 4.500% due 5/15/13 to 2/15/36; Market value - $4,080,000,164)	0.200%	6/1/10	4,000,000,000	4,000,000,000

TOTAL INVESTMENTS — 100.2% (Cost — $40,388,218,620#)				40,388,218,620
Liabilities in Excess of Other Assets — (0.2)%				(94,334,471)

TOTAL NET ASSETS — 100.0%				$40,293,884,149

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”), is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$40,388,218,620	-	$40,388,218,620

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

3. Regulatory matter

In January 2010, the U.S. Securities and Exchange Commission adopted changes to money market fund regulations. The Portfolio intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010